Employee benefit plans - Combined Data for Defined Benefit Pension and Post Retirement Healthcare Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pension Benefits | United States
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	3.03%	2.80%
Cash balance interest crediting rate	4.00%	4.00%
Defined Benefit Plan, Change in Benefit Obligation
Benefit obligation at beginning of period	$ (5,030)	$ (4,659)
Service cost	0	0	$ 0
Interest cost	(137)	(156)	(178)
Actuarial gain (loss)	164	(455)
Benefits paid	256	240
Benefit obligation at end of period	(4,747)	(5,030)	(4,659)
Change in fair value of plan assets
Fair value at beginning of period	6,132	5,738
Actual return on plan assets	238	619
Employer contributions	15	15
Benefit payments	(256)	(240)
Fair value at end of period	6,129	6,132	5,738
Funded status at end of period	1,382	1,102
Defined Benefit Plan, Accumulated Other Comprehensive (Income) Loss, before Tax
Net loss	1,425	1,625
Prior service cost (credit)	0	0
Total (before tax effects)	$ 1,425	$ 1,625
Pension Benefits | Foreign
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	2.11%	1.59%
Rate of compensation increase	3.43%	3.12%
Defined Benefit Plan, Change in Benefit Obligation
Benefit obligation at beginning of period	$ (1,614)	$ (1,394)
Service cost	(14)	(12)	(11)
Interest cost	(25)	(27)	(32)
Actuarial gain (loss)	112	(167)
Benefits paid	50	47
Foreign exchange adjustment	35	(61)
Benefit obligation at end of period	(1,456)	(1,614)	(1,394)
Change in fair value of plan assets
Fair value at beginning of period	1,786	1,529
Actual return on plan assets	89	232
Employer contributions	12	10
Benefit payments	(50)	(47)
Foreign exchange adjustments	(30)	62
Fair value at end of period	1,807	1,786	1,529
Funded status at end of period	351	172
Defined Benefit Plan, Accumulated Other Comprehensive (Income) Loss, before Tax
Net loss	3	184
Prior service cost (credit)	1	2
Total (before tax effects)	$ 4	$ 186
Healthcare Benefits | United States
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	3.03%	2.80%
Rate of compensation increase	3.00%	3.00%
Defined Benefit Plan, Change in Benefit Obligation
Benefit obligation at beginning of period	$ (156)	$ (145)
Service cost	(1)	(1)	(1)
Interest cost	(4)	(5)	(6)
Actuarial gain (loss)	17	(14)
Benefits paid	10	9
Benefit obligation at end of period	(134)	(156)	(145)
Change in fair value of plan assets
Fair value at beginning of period	127	117
Actual return on plan assets	17	10
Employer contributions	10	9
Benefit payments	(10)	(9)
Fair value at end of period	144	127	117
Funded status at end of period	10	(29)
Defined Benefit Plan, Accumulated Other Comprehensive (Income) Loss, before Tax
Net loss	44	77
Prior service cost (credit)	(20)	(26)
Total (before tax effects)	$ 24	$ 51
Healthcare Benefits | Foreign
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	2.15%	1.65%
Defined Benefit Plan, Change in Benefit Obligation
Benefit obligation at beginning of period	$ (4)	$ (6)
Service cost	0	0	0
Interest cost	0	0	0
Actuarial gain (loss)	0	2
Benefits paid	0	0
Foreign exchange adjustment	1	0
Benefit obligation at end of period	(3)	(4)	(6)
Change in fair value of plan assets
Fair value at beginning of period	0	0
Actual return on plan assets	0	0
Employer contributions	0	0
Benefit payments	0	0
Foreign exchange adjustments	0	0
Fair value at end of period	0	0	$ 0
Funded status at end of period	(3)	(4)
Defined Benefit Plan, Accumulated Other Comprehensive (Income) Loss, before Tax
Net loss	(1)	(1)
Prior service cost (credit)	0	0
Total (before tax effects)	$ (1)	$ (1)